Investments accounted for using the equity method (Details)								1 Months Ended		12 Months Ended
	Jul. 10, 2020 CNY (¥)	Mar. 31, 2020	Feb. 20, 2020 CNY (¥)	Aug. 23, 2019 JPY (¥)	Aug. 23, 2019 CNY (¥)	Jan. 31, 2019	Mar. 28, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment in associate
At beginning of year									¥ 29,452,000	¥ 115,124,000	¥ 29,452,000	¥ 37,253,000
Additions										60,000,000	100,000,000
Share of losses of associate										(4,878,000)	(14,328,000)	(15,442,000)
Gain on dilution of interest in associate										2,511,000		7,641,000
At end of year										172,757,000	115,124,000	¥ 29,452,000
Capital injection										60,000,000	100,000,000
Proportion of ownership interest in associate		40.00%	31.82%			35.00%
Investment in joint venture
At beginning of year										3,705,000
Additions										2,040,000	4,321,000
Share of losses of joint venture										(2,924,000)	(526,000)
Exchange difference										155,000	(90,000)
At end of year										2,976,000	3,705,000
Capital invested										2,040,000	¥ 4,321,000
Puhui Lixin
Investment in associate
Additions							¥ 40,000,000
Gain on dilution of interest in associate										¥ 2,511,000
Capital injection								¥ 60,000,000	¥ 100,000,000
Pingan Puhui / Puhui Lixin
Investment in associate
Capital injection			¥ 40,000,000
SBI Japan
Investment in joint venture
Capital invested				¥ 65,100,000	¥ 4,321,000
Percentage of equity interest				31.00%	31.00%
Open Portal Guangxi
Investment in associate
Capital injection	¥ 2,040,000
Investment in joint venture
Percentage of equity interest										51.00%
Digital Guagnxi / Open Portal Guangxi
Investment in joint venture
Percentage of equity interest										49.00%